Note 13 - Subsequent Events (Details Textual) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended
	Jun. 08, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2018	Mar. 11, 2019	Mar. 11, 2019	Dec. 31, 2017	Dec. 31, 2018	May 30, 2018	Mar. 28, 2018	Oct. 27, 2017
Payments of Stock Issuance Costs		$ 5,000	$ 21,000
The 2018 ATM Offering [Member]
Stock Issuance Program, Authorized Amount										$ 30,000,000
Proceeds from Issuance of Common Stock, Net			$ 3,697,000
The 2018 ATM Offering [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues						4,162,964
Shares Issued, Price Per Share					$ 2.70	$ 2.70
Proceeds from Issuance of Common Stock						$ 11,230,000
Proceeds from Issuance of Common Stock, Net						$ 10,900,000
Stock Issuance, Percent of Cash Commission to Issuer					3.00%	3.00%
The 2017 Purchase Agreement [Member]
Stock Issuance Program, Authorized Amount											$ 15,500,000
Stock Issued During Period, Shares, New Issues		3,200,000					357,143
Shares Issued, Price Per Share		$ 2.77		$ 2.77
Proceeds from Issuance of Private Placement, Net		$ 8,900,000					$ 324,000
Proceeds from Issuance of Private Placement				$ 9,400,000			$ 500,000
The 2017 Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues						20,310,953
Shares Issued, Price Per Share					$ 3.02	$ 3.02
Proceeds from Issuance of Private Placement, Net						$ 6,140,000
Proceeds from Issuance of Private Placement								$ 15,500,000
The 2018 Purchase Agreement [Member] | Subsequent Event [Member]
Stock Issuance Program, Authorized Amount									$ 20,000,000
Stock Issued During Period, Shares, New Issues	170,261				4,167,502
Shares Issued, Price Per Share					$ 1.90	$ 1.90
Proceeds from Issuance of Private Placement, Net					$ 7,930,000
The 2018 Purchase Agreement [Member] | Subsequent Event [Member] | General and Administrative Expense [Member]
Payments of Stock Issuance Costs	$ 600,000